Acquisitions - Tryke Companies - Additional Information (Details) - Tryke Companies $ in Millions		12 Months Ended
	Oct. 04, 2022 USD ($) store item	Dec. 31, 2022 USD ($)
Acquisitions
Number of highly trafficked dispensaries under the Reef brand | item	6
Number of retail stores in Arizona | store	2
Number of retail stores in Nevada | store	4
Cash hold-back relating to pending litigation	$ 2.4
Transaction costs	$ 0.1
Total unaudited pro forma revenue		$ 77.0
Total unaudited pro forma net income (loss)		(0.4)
Revenue included in the Consolidated Statements of Operations		16.3
Net income (loss) included in the Consolidated Statements of Operations		$ (2.8)